Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DoubleLine Funds Trust
Prospectus Date	rr_ProspectusDate	Aug. 01, 2013
Document Creation Date	dei_DocumentCreationDate	Jul. 25, 2013